Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
20. SUBSEQUENT EVENTS
In January 2023, the Company terminated the Account Control Agreements with two of its consolidated VIEs, Blitz Distribution GMBH and GIGA CLOUD LOGISTICS INC, which are located in Germany and the United States, respectively. Concurrently with the termination, the Company acquired 100%
equity interest of the two entities from its nominal shareholder with nominal consideration through capital contribution of insignificant amount.
In March 2023, the Company approved to grant an aggregated number of 35,170 restricted share units to two employees. The restricted share units shall vest immediately.